Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total income	£ 21,766	£ 21,632	£ 21,136
United Kingdom [member]
Disclosure of operating segments [line items]
Total income	11,211	11,809	11,529
United Kingdom [member] | Income from individual countries which represent more than 5% of total income [member]
Disclosure of operating segments [line items]
Total income	11,211	11,809	11,529
Europe [member]
Disclosure of operating segments [line items]
Total income	2,059	1,754	1,617
Americas [member]
Disclosure of operating segments [line items]
Total income	7,425	7,064	7,058
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income	36	59	43
Asia [member]
Disclosure of operating segments [line items]
Total income	1,035	946	889
United States [member] | Income from individual countries which represent more than 5% of total income [member]
Disclosure of operating segments [line items]
Total income	£ 7,318	£ 6,939	£ 6,911